Organization and Summary of Significant Accounting Policies - Schedule of Foreign Currencies Translation Exchange Rate (Details)	Mar. 31, 2018
Period-end RM [Member]
Foreign currency translation exchange rate	3.86
Period-average RM [Member]
Foreign currency translation exchange rate	3.89